Income Taxes - Summary of Movement in Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [Line Items]
Balance, beginning of year	$ 0	$ 0
Recognized in profit and loss	(9,405)	0
Recognized in other comprehensive income	9,405	0
Balance, end of year	$ 0	$ 0